Equity, Equity Activity (Details) (USD $)	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Equity of Predecessors	$ 57,702,000
Balance at December 31, 2011, Partners' Capital	166,672,000
Sponsor contributions of equity to the Predecessors	44,623,000
Income attributable to Predecessors	(408,000)	[1]	(13,820,000)
Net liabilities not assumed by Tesoro Logistics LP	1,743,000	[1]	4,389,000
Allocation of net assets acquired by the unitholders (b)	0	[2]
Cash distributions (b)	(292,585,000)	[2]
Partnership earnings	40,219,000	[1]	23,022,000
Other	4,556,000
Balance at September 30, 2012, Equity of Predecessors	43,301,000	[3]
Balance at September 30, 2012, Partners' Capital	(35,180,000)	[3]
Cash payments for acquisitions	256,500,000
Decrease in equity balance	196,100,000
Equity of Predecessors
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Equity of Predecessors	57,702,000
Sponsor contributions of equity to the Predecessors	44,623,000
Income attributable to Predecessors	(408,000)
Net liabilities not assumed by Tesoro Logistics LP	1,743,000
Allocation of net assets acquired by the unitholders (b)	(60,378,000)	[2]
Cash distributions (b)	0	[2]
Partnership earnings	0
Other	19,000
Balance at September 30, 2012, Equity of Predecessors	43,301,000
Common
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital	250,430,000
Sponsor contributions of equity to the Predecessors	0
Income attributable to Predecessors	0
Net liabilities not assumed by Tesoro Logistics LP	0
Allocation of net assets acquired by the unitholders (b)	59,170,000	[2]
Cash distributions (b)	(269,088,000)	[2]
Partnership earnings	19,504,000
Other	3,872,000
Balance at September 30, 2012, Partners' Capital	63,888,000
Subordinated
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital	(143,048,000)
Sponsor contributions of equity to the Predecessors	0
Income attributable to Predecessors	0
Net liabilities not assumed by Tesoro Logistics LP	0
Allocation of net assets acquired by the unitholders (b)	0	[2]
Cash distributions (b)	(17,543,000)	[2]
Partnership earnings	19,279,000
Other	605,000
Balance at September 30, 2012, Partners' Capital	(140,707,000)
General Partner
Increase (Decrease) in Partners' Capital
Balance at December 31, 2011, Partners' Capital	1,588,000
Sponsor contributions of equity to the Predecessors	0
Income attributable to Predecessors	0
Net liabilities not assumed by Tesoro Logistics LP	0
Allocation of net assets acquired by the unitholders (b)	1,208,000	[2]
Cash distributions (b)	(5,954,000)	[2]
Partnership earnings	1,436,000
Other	60,000
Balance at September 30, 2012, Partners' Capital	$ (1,662,000)

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Cash distributions include $256.5 million in cash payments for the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition. As an entity under common control with Tesoro, we record the assets that we acquire from Tesoro on our balance sheet at Tesoro's historical book value instead of fair value. Additionally, any excess of cash paid over the historical book value of the assets acquired from Tesoro is recorded within equity. As a result of the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition, our equity balance decreased $196.1 million from December 31, 2011 to September 30, 2012.
[3]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.